UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       4/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             142

Form 13F Information Table Value Total:  $      553,845
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
3M Co.                                  COM            88579Y101    12418   117937 SH       SOLE                117937      0      0
AES Trust III                           PFD            00808N202     1840    36449 SH       SOLE                 36449      0      0
AGL Resources                           COM            001204106      850    20523 SH       SOLE                 20523
AT&T Inc.                               COM            00206r102      540    14752 SH       SOLE                 14752      0      0
Aberdeen Global Income Fund Inc.        COM            003013109      144    10450 SH       SOLE                 10450
Aflac Inc.                              COM            001055102    10268   197812 SH       SOLE                197812
Amer Electric Power Co.                 COM            025537101     1735    36039 SH       SOLE                 36039
American Express Co.                    COM            025816109     7832   116632 SH       SOLE                116632
American Intl. Group Inc.               COM            026874784     7317   191292 SH       SOLE                191292
Amerigas Partners LP                    COM            030975106     2379    53100 SH       SOLE                 53100      0      0
Annaly Mortgage Management              COM            035710409     5302   338543 SH       SOLE                338543
Apache Corporation Convertible          PFD            037411808     1939    44095 SH       SOLE                 44095      0      0
Apple Computer Inc.                     COM            037833100    10138    22425 SH       SOLE                 22425
ArcelorMittal                           COM            L0302D178     4133   198700 SH       SOLE                198700      0      0
Ares Capital Corporation                COM            04010L103     7767   434181 SH       SOLE                434181
Atmos Energy Corp.                      COM            049560105     2239    53206 SH       SOLE                 53206
Automatic Data Process.                 COM            053015103    14576   225426 SH       SOLE                225426      0      0
BCE Inc.                                COM            05534B760      869    18770 SH       SOLE                 18770
Bank of America Corp. Preferred L       PFD            060505682     4340     3563 SH       SOLE                  3563
Bank of New York                        COM            064058100      453    16248 SH       SOLE                 16248      0      0
Becton Dickinson Co                     COM            075887109     9006    94636 SH       SOLE                 94636      0      0
Berkshire Hathaway Inc. - A             COM            084670108      309        2 SH       SOLE                     2
Berkshire Hathaway Inc. - B             COM            084670702    20216   195972 SH       SOLE                195972
BioMed Realty Trust Inc.                COM            09063H107     1511    69630 SH       SOLE                 69630      0      0
Black Rock Build America Bond Trust     COM            09248X100     3174   140961 SH       SOLE                140961      0      0
Boardwalk Pipeline Partners, LP         COM            096627104      281     9750 SH       SOLE                  9750
Buckeye Partners LP                     COM            118230101     1366    22515 SH       SOLE                 22515
CSX Corp.                               COM            126408103      226     9279 SH       SOLE                  9279
Canadian Natural Resources Ltd.         COM            136385101     4502   140065 SH       SOLE                140065      0      0
Carlyle Group LP                        COM            14309L102     1962    64875 SH       SOLE                 64875
CenterPoint Energy                      COM            15189T107      795    33589 SH       SOLE                 33589
Chevrontexaco Corp.                     COM            166764100      853     7098 SH       SOLE                  7098
Cigna Corp.                             COM            125509109      436     6967 SH       SOLE                  6967      0      0
Cisco Systems Inc.                      COM            17275r102     8935   428959 SH       SOLE                428959
Coca Cola Company                       COM            191216100      271     6750 SH       SOLE                  6750      0      0
Colgate-Palmolive Co.                   COM            194162103      222     1900 SH       SOLE                  1900
CommonWealth Reit Pref D                PFD            203233408     1560    65127 SH       SOLE                 65127
Commonwealth Reit Preferred P           PFD            203233606     2045    79318 SH       SOLE                 79318
Compass Minerals International          COM            20451N101     4998    63705 SH       SOLE                 63705
ConocoPhillips                          COM            20825C104      496     8211 SH       SOLE                  8211
Constellation Energy Preferred A        PFD            210387205      218     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.            PFD            22080X203      546    18830 SH       SOLE                 18830      0      0
Cross Timbers Royalty Trust             COM            22757R109      676    23140 SH       SOLE                 23140      0      0
Danaher Corp. Del                       COM            235851102      780    12618 SH       SOLE                 12618
Devon Energy Corp.                      COM            25179M103     7448   130354 SH       SOLE                130354
Digital Realty Trust Inc. Pfd Ser F     PFD            253868806      581    21725 SH       SOLE                 21725
Dominion Resources Inc.                 COM            25746U109     3361    58430 SH       SOLE                 58430      0      0
Duke Energy Corp.                       COM            26441C204     2785    38826 SH       SOLE                 38826      0      0
Eli Lilly & Co.                         COM            532457108      217     3852 SH       SOLE                  3852
Enbridge Energy Mgmt                    COM            29250X103     4564   152895 SH       SOLE                152895
Enbridge Energy Ptrs. LP                COM            29250R106     1175    39232 SH       SOLE                 39232
Energy Transfer Equity L.P.             COM            29273V100     1261    21900 SH       SOLE                 21900      0      0
Energy Transfer Partners                COM            29273R109     5317   106602 SH       SOLE                106602
Enerplus Corporation                    COM            292766102     1765   119810 SH       SOLE                119810      0      0
Enterprise Products Pptns Lp            COM            293792107     3877    65262 SH       SOLE                 65262      0      0
ExxonMobil Corp.                        COM            30231G102    15973   176339 SH       SOLE                176339
Felcor Lodging Trust Inc. Pfd. A        PFD            31430F200     3851   155280 SH       SOLE                155280      0      0
Felcor Lodging Trust Inc. Pfd. C        PFD            31430F507     1347    53572 SH       SOLE                 53572      0      0
France Telecom ADS                      COM            35177q105     3555   350949 SH       SOLE                350949      0      0
General Dynamics Corp.                  COM            369550108     5814    82753 SH       SOLE                 82753

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
General Electric Co.                    COM            369604103    14219   615528 SH       SOLE                615528      0      0
Gilead Sciences Inc.                    COM            375558103      463     9700 SH       SOLE                  9700      0      0
Google Inc. Cl A                        COM            38259p508    10029    12495 SH       SOLE                 12495      0      0
HSBC USA Inc. Series G Dep Shares       PFD            404288H88      827    33545 SH       SOLE                 33545      0      0
HSBC USA, Inc. Preferred D              PFD            40428H706     1458    57164 SH       SOLE                 57164      0      0
Health Care REIT Inc.                   COM            42217K106     1758    26180 SH       SOLE                 26180      0      0
Horsehead Holding Corp.                 COM            440694305     1656   149450 SH       SOLE                149450      0      0
Intel Corp.                             COM            458140100     9785   448228 SH       SOLE                448228      0      0
International Business Machines Corp.   COM            459200101      514     2438 SH       SOLE                  2438      0      0
Ishares Emerging Markets Fund           COM            464287234      442    10367 SH       SOLE                 10367      0      0
Johnson & Johnson                       COM            478160104    15267   187855 SH       SOLE                187855      0      0
Johnson Controls Inc.                   COM            478366107    11230   320048 SH       SOLE                320048      0      0
Kinder Morgan Energy Ptrs.              COM            494550106     4676    52464 SH       SOLE                 52464      0      0
Kinder Morgan Mgmt.                     COM            49455U100    11470   132131 SH       SOLE                132131      0      0
Kohls                                   COM            500255104     2484    53310 SH       SOLE                 53310      0      0
Linn Energy, LLC                        COM            536020100      372    10000 SH       SOLE                 10000      0      0
Lowe's Companies Inc.                   COM            548661107    17581   460469 SH       SOLE                460469      0      0
MFA Mortgage Investments Pfd. A         PFD            55272X201      361    13800 SH       SOLE                 13800      0      0
Macquarie Infrastructure Company        COM            55608B105      267     5000 SH       SOLE                  5000      0      0
Magellan Midstream Partners LP COM      COM            559080106      440     8300 SH       SOLE                  8300      0      0
Markel Corp.                            COM            570535104      419      834 SH       SOLE                   834      0      0
Methanex Corp.                          COM            59151K108     1129    27875 SH       SOLE                 27875      0      0
Microsoft Corp.                         COM            594918104    12628   445133 SH       SOLE                445133      0      0
Morgan Stanley Prd A                    COM            61747S504     3210   140978 SH       SOLE                140978      0      0
National Grid PLC ADR                   COM            636274300     7596   133876 SH       SOLE                133876      0      0
National Oilwell Varco, Inc.            COM            637071101     4761    67350 SH       SOLE                 67350      0      0
Nestle SA ADR                           COM            641069406     6759    94651 SH       SOLE                 94651      0      0
NextEra Energy Convertible              COM            65339F507     2733    47556 SH       SOLE                 47556      0      0
Nextera Energy Corp                     COM            65339F101     1929    25088 SH       SOLE                 25088      0      0
Noble Corp.                             COM            H5833N103     4635   122196 SH       SOLE                122196      0      0
Norfolk Southern Corp.                  COM            655844108      228     2994 SH       SOLE                  2994      0      0
Northeast Utilities                     COM            664397106     1158    26997 SH       SOLE                 26997      0      0
Novartis AG ADR                         COM            66987V109    18404   261270 SH       SOLE                261270      0      0
Nustar Energy LP                        COM            67058H102     2013    38271 SH       SOLE                 38271      0      0
Nuveen Build America Bond Opportunity   COM            67074Q102      397    18017 SH       SOLE                 18017      0      0
Fund
Nuveen Floating Rate Income Fund        COM            67072T108     1141    85372 SH       SOLE                 85372      0      0
Nuveen Municipal Value Fund             COM            670928100      586    57528 SH       SOLE                 57528      0      0
Oneok Inc.                              COM            682680103      561    12103 SH       SOLE                 12103      0      0
PNC Financial Services Group            COM            693475105     9536   144077 SH       SOLE                144077      0      0
PPL Corp.                               COM            69351T106      926    30107 SH       SOLE                 30107      0      0
Pembina Pipeline Corp.                  COM            706327103     5418   172392 SH       SOLE                172392      0      0
Penn West Energy Trust                  COM            707887105      641    59176 SH       SOLE                 59176      0      0
Pepsico Inc.                            COM            713448108      623     7957 SH       SOLE                  7957      0      0
Pfizer Inc.                             COM            717081103    12774   446027 SH       SOLE                446027      0      0
Philip Morris International             COM            718172109      305     3314 SH       SOLE                  3314      0      0
Phillips 66                             COM            718546104      277     4062 SH       SOLE                  4062      0      0
Plains All American Pipeline Lp         COM            726503105      507     9050 SH       SOLE                  9050      0      0
Potomac Electric Pwr Co.                COM            713291102      370    17534 SH       SOLE                 17534      0      0
Procter & Gamble Co.                    COM            742718109     7245    94023 SH       SOLE                 94023      0      0
Prudential Financial Inflation          PFD            744320409     1785    63619 SH       SOLE                 63619      0      0
RLJ Lodging Trust                       COM            749607107      227    10100 SH       SOLE                 10100      0      0
Royal Dutch Shell B                     COM            780259107      294     4391 SH       SOLE                  4391      0      0
SPDR Barclays Capital High Yield Bond   COM            78464A417     1412    34385 SH       SOLE                 34385      0      0
Schlumberger Ltd.                       COM            806857108      268     3572 SH       SOLE                  3572      0      0
Spectra Energy                          COM            847560109     7274   240636 SH       SOLE                240636      0      0
Steel Dynamics, Inc.                    COM            858119100     4669   291621 SH       SOLE                291621      0      0
Sun Hydraulics Corp.                    COM            866942105      208     6425 SH       SOLE                  6425      0      0
TC Pipelines LP                         COM            87233Q108      575    11976 SH       SOLE                 11976      0      0
Thermo Fisher Scientific Inc.           COM            883556102     7783   103537 SH       SOLE                103537      0      0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ------
Tupperware Corp.                        COM            899896104     9134   111956 SH       SOLE                111956      0      0
United Parcel Service - B               COM            911312106    10010   117173 SH       SOLE                117173      0      0
United Technologies Corp. Preferred A   PFD            913017117     2919    49130 SH       SOLE                 49130      0      0
Vanguard Emerging Markets Stock ETF     COM            922042858      222     5167 SH       SOLE                  5167      0      0
Verizon Communications                  COM            92343v104     4928   100687 SH       SOLE                100687      0      0
Virginia Commerce Banccorp Inc.         COM            92778Q109      342    24430 SH       SOLE                 24430      0      0
Vodaphone Group ADR                     COM            92857W209     6578   232939 SH       SOLE                232939      0      0
WPX Energy, Inc.                        COM            98212B103     1647   101436 SH       SOLE                101436      0      0
Wal-Mart Stores Inc.                    COM            931142103     1209    16170 SH       SOLE                 16170      0      0
Walgreen Company                        COM            931422109      283     6000 SH       SOLE                  6000      0      0
Weight Watchers Int'l.                  COM            948626106     2916    69258 SH       SOLE                 69258      0      0
Wellpoint Inc.                          COM            94973V107    10670   162633 SH       SOLE                162633      0      0
Wells Fargo & Co.                       COM            949746101      623    16849 SH       SOLE                 16849      0      0
Wells Fargo & Co. Pfd A                 PFD            949746804     5437     4231 SH       SOLE                  4231      0      0
Westar Energy Inc.                      COM            95709T100     3560   108540 SH       SOLE                108540      0      0
Western Union Co.                       COM            959802109     2021   135790 SH       SOLE                135790      0      0
Wisdom Tree Emerging Markets Local Debt COM            97717X867     2775    52840 SH       SOLE                 52840      0      0
Wisdom Tree Japan Hedge Index           COM            97717W851      544    12485 SH       SOLE                 12485      0      0
Wisdom Tree Small Cap                   COM            97717W562     7952   125421 SH       SOLE                125421      0      0
WisdomTree Emerging Markets             COM            97717W315    13706   249071 SH       SOLE                249071      0      0
Xcel Energy Inc.                        COM            98389B100     1834    62630 SH       SOLE                 62630      0      0
iShares Barclay 1-3 Year Credit Bond    COM            464288646      241     2280 SH       SOLE                  2280      0      0
iShares TR iBoxx High Yield Corp Bd     COM            464288513      237     2516 SH       SOLE                  2516      0      0